Contract liabilities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Contract liabilities
32.	Contract liabilities
Current contract liabilities:

	31 December 2019	31 December 2018
Contract liabilities	290,408	255,756

	290,408	255,756

Non-current
contract liabilities:

	31 December 2019	31 December 2018
Contract liabilities	141,890	131,598

	141,890	131,598

Contract liabilities primarily consists of right of use sold but not used by prepaid subscribers.
Revenue recognized in the current reporting period relates to carried forward contract liabilities is TL 255,756 (2018: TL 181,710).
The following table shows unrealized performance obligation result as of 31 December 2019;

31 December 2019
Telecommunications service	182,023
Other (*)	480,362

Total	662,385

(*)	Consists of Hospital Revenue
Management expects that 71% of the transaction price allocated to the unsatisfied contracts as of 31 December 2019 will be recognized as revenue during the next reporting period. The remaining 29% will be recognized in the 2020 financial year.